Stock-Based Compensation - Schedule of Nonvested Performance and Restricted Stock Unit Plans (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted		$ 63.09	$ 53.73
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	197
Nonvested, Number of Units, Granted	44
Nonvested, Number of Units, Dividends	5
Nonvested, Number of Units, Forfeited or expired	0
Nonvested, Number of Units, Vested and issued	(78)
Nonvested/unissued, Number of Units, Ending balance	168	197
Weighted-average grant date fair value, Beginning balance	$ 50.63
Weighted-average grant date fair value, Granted	59.05
Weighted-average grant date fair value, Dividends	0
Weighted-average grant date fair value, Forfeited or expired	0
Weighted-average grant date fair value, Vested and issued	41.82
Weighted-average grant date fair value, Ending balance	$ 55.62	$ 50.63
Restricted Stock/Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year	228
Nonvested, Number of Units, Granted	73
Nonvested, Number of Units, Dividends	6
Nonvested, Number of Units, Forfeited or expired	0
Nonvested, Number of Units, Vested and issued	(45)
Nonvested/unissued, Number of Units, Ending balance	262	228
Weighted-average grant date fair value, Beginning balance	$ 44.36
Weighted-average grant date fair value, Granted	60.39
Weighted-average grant date fair value, Dividends	0
Weighted-average grant date fair value, Forfeited or expired	0
Weighted-average grant date fair value, Vested and issued	51.98
Weighted-average grant date fair value, Ending balance	$ 46.41	$ 44.36